Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS CROCI® International Fund

The following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the summary section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2018 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	8/2/1999	-19.55	-1.33	4.33
After tax on distributions		-20.12	-2.59	3.49
After tax on distributions and sale of fund shares		-11.03	-1.20	3.39
Class T before tax	6/5/2017	-16.71	-0.68	4.72
Class C before tax	12/29/2000	-15.26	-0.91	4.15
INST Class before tax	12/29/2000	-14.38	0.15	5.34
Class S before tax	6/18/1953	-14.43	0.08	5.24
MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)		-14.78	-0.61	5.50
Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (reflects no deduction for fees, expenses or taxes)		-13.79	0.53	6.32
MSCI EAFE US Dollar Hedged Index (reflects no deduction for fees, expenses or taxes)		-8.96	4.64	8.09

	Class Inception	1 Year	Since Inception
Class R6 before tax	12/1/2014	-14.30	-0.15
MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)		-14.78	-0.25
Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (reflects no deduction for fees, expenses or taxes)		-13.79	1.02
MSCI EAFE US Dollar Hedged Index (reflects no deduction for fees, expenses or taxes)		-8.96	1.17

The MSCI EAFE® Value Index has replaced the MSCI EAFE® Index as the fund's primary benchmark index, and will no longer serve as the fund's secondary benchmark index. The Advisor believes that the MSCI EAFE® Value Index better represents the fund's investment strategy and is therefore more suitable for performance comparison. On April 5, 2019, the MSCI EAFE® Value Index replaced the MSCI EAFE® US Dollar Hedged Index as the fund's comparative secondary benchmark index because the Advisor believes the MSCI EAFE® Value Index is more consistent with the fund's investment approach.

DWS CROCI International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS CROCI® International Fund

The following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the summary section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2018 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	8/2/1999	-19.55	-1.33	4.33
After tax on distributions		-20.12	-2.59	3.49
After tax on distributions and sale of fund shares		-11.03	-1.20	3.39
Class T before tax	6/5/2017	-16.71	-0.68	4.72
Class C before tax	12/29/2000	-15.26	-0.91	4.15
INST Class before tax	12/29/2000	-14.38	0.15	5.34
Class S before tax	6/18/1953	-14.43	0.08	5.24
MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)		-14.78	-0.61	5.50
Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (reflects no deduction for fees, expenses or taxes)		-13.79	0.53	6.32
MSCI EAFE US Dollar Hedged Index (reflects no deduction for fees, expenses or taxes)		-8.96	4.64	8.09

	Class Inception	1 Year	Since Inception
Class R6 before tax	12/1/2014	-14.30	-0.15
MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)		-14.78	-0.25
Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (reflects no deduction for fees, expenses or taxes)		-13.79	1.02
MSCI EAFE US Dollar Hedged Index (reflects no deduction for fees, expenses or taxes)		-8.96	1.17

The MSCI EAFE® Value Index has replaced the MSCI EAFE® Index as the fund's primary benchmark index, and will no longer serve as the fund's secondary benchmark index. The Advisor believes that the MSCI EAFE® Value Index better represents the fund's investment strategy and is therefore more suitable for performance comparison. On April 5, 2019, the MSCI EAFE® Value Index replaced the MSCI EAFE® US Dollar Hedged Index as the fund's comparative secondary benchmark index because the Advisor believes the MSCI EAFE® Value Index is more consistent with the fund's investment approach.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For periods ended 12/31/2018 expressed as a %)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The MSCI EAFE® Value Index has replaced the MSCI EAFE® Index as the fund's primary benchmark index, and will no longer serve as the fund's secondary benchmark index. The Advisor believes that the MSCI EAFE® Value Index better represents the fund's investment strategy and is therefore more suitable for performance comparison. On April 5, 2019, the MSCI EAFE® Value Index replaced the MSCI EAFE® US Dollar Hedged Index as the fund's comparative secondary benchmark index because the Advisor believes the MSCI EAFE® Value Index is more consistent with the fund's investment approach.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The MSCI EAFE® Value Index has replaced the MSCI EAFE® Index as the fund's primary benchmark index, and will no longer serve as the fund's secondary benchmark index. The Advisor believes that the MSCI EAFE® Value Index better represents the fund's investment strategy and is therefore more suitable for performance comparison. On April 5, 2019, the MSCI EAFE® Value Index replaced the MSCI EAFE® US Dollar Hedged Index as the fund's comparative secondary benchmark index because the Advisor believes the MSCI EAFE® Value Index is more consistent with the fund's investment approach.

DWS CROCI International Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.55%)
5 Years	rr_AverageAnnualReturnYear05	(1.33%)
10 Years	rr_AverageAnnualReturnYear10	4.33%
Class Inception	rr_AverageAnnualReturnInceptionDate	Aug. 02, 1999
DWS CROCI International Fund | before tax | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.71%)
5 Years	rr_AverageAnnualReturnYear05	(0.68%)
10 Years	rr_AverageAnnualReturnYear10	4.72%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2017
DWS CROCI International Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.26%)
5 Years	rr_AverageAnnualReturnYear05	(0.91%)
10 Years	rr_AverageAnnualReturnYear10	4.15%
Class Inception	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2000
DWS CROCI International Fund | before tax | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.15%)
Class Inception	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2014
DWS CROCI International Fund | before tax | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.38%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	5.34%
Class Inception	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2000
DWS CROCI International Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.43%)
5 Years	rr_AverageAnnualReturnYear05	0.08%
10 Years	rr_AverageAnnualReturnYear10	5.24%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 18, 1953
DWS CROCI International Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.12%)
5 Years	rr_AverageAnnualReturnYear05	(2.59%)
10 Years	rr_AverageAnnualReturnYear10	3.49%
DWS CROCI International Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.03%)
5 Years	rr_AverageAnnualReturnYear05	(1.20%)
10 Years	rr_AverageAnnualReturnYear10	3.39%
DWS CROCI International Fund | MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.25%)
DWS CROCI International Fund | MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.78%)
5 Years	rr_AverageAnnualReturnYear05	(0.61%)
10 Years	rr_AverageAnnualReturnYear10	5.50%
DWS CROCI International Fund | Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.02%
DWS CROCI International Fund | Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (reflects no deduction for fees, expenses or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.79%)
5 Years	rr_AverageAnnualReturnYear05	0.53%
10 Years	rr_AverageAnnualReturnYear10	6.32%
DWS CROCI International Fund | MSCI EAFE US Dollar Hedged Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.96%)
5 Years	rr_AverageAnnualReturnYear05	4.64%
10 Years	rr_AverageAnnualReturnYear10	8.09%
Since Inception	rr_AverageAnnualReturnSinceInception	1.17%